NATURE AND DESCRIPTION OF THE TRUST (Details)	Jan. 03, 2013 shares
Nature and description of the Trust
Common shares exchange ratio for stapled units	1
Granite REIT
Nature and description of the Trust
Number of units included in one stapled unit (in units)	1
Granite GP
Nature and description of the Trust
Number of common shares included in one stapled unit (in shares)	1